Condensed Consolidated Statement of Cash Flows (Unaudited) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Net Cash flows used from operating activities:
Net loss	$ (45,563,617)	$ (26,945,976)	$ (44,265,276)	$ (10,047,036)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization expenses	1,044	181,134	182,037	298,797
Issuance of common stock for services	10,000			203,055
Change in fair value of digital currencies	(2,671)	(8,665)	(8,665)	3,442
Fair value adjustments for warrant liabilities	40,338,368	8,183,196	25,266,593	(482,666)
Fair value adjustments for convertible notes	16,849,071	3,245,896	(2,096,700)	3,748
Fair value adjustments for derivative liability shortfall of shares		7,401,321	14,915,419
Gain on extinguishment of debt	(15,866,197)	2,859,338	(837,369)
Loss from lease termination	177,389
Impairment loss related to investment		2,250,000	2,250,000	254,433
Impairment loss on fixed assests		240,853	236,585
Loss on sale of fixed assets		11,002	1,530
Loss on extinguishment of debt		2,859,338
Loss on issuance of Preferred C	2,809,497
Liquidated damages	693,000	1,621,750	3,102,750
Stock based compensation				6,383,772
Issuance of derivative liability warrants for services				100,000
Loss on issuance of Units		250,000	250,000	1,050,911
Loss on issuance of convertible notes and warrants				952,060
Inducement expenses				58,380
Changes in operating assets and liabilities:
Digital currencies	2,868	25,501	25,502	(4,438)
Accounts receivable
Prepaid expenses and other current assets	(20,378)	(394)	8,902	37,752
Accounts payable and accrued expenses	(387,129)	260,499
Accounts payable			140,233	391,258
Net cash used in operating activities	(958,755)	(674,545)	(828,459)	(796,532)
Net cash used in investing activities:
Purchase of property and equipment	(1,484)	(19,238)	(14,582)	(553,069)
Sale of property and equipment, net		57,335	66,807	8,293
Refund of lease deposit		310,889	335,000	(332,070)
Investments at cost				(2,350,000)
Net cash (used in) provided by investing activities	(1,484)	348,986	387,225	(3,226,846)
Net cash provided by financing activities:
Net proceeds from exercise of warrant		91,766	91,765
Net proceeds from May fund raising	925,114
Proceeds from issuance of convertible notes, net		100,000	320,002	1,362,500
Payment to settle the investor loan	(54,000)
Change in overdraft		9,258
Common stock repurchase				(2,500)
Net proceeds from issuance of Private Placement Units				2,695,500
Net proceeds from issuance of Private Placement Units from related party				50,000
Proceeds from short term loan				45,000
Proceeds from short term loan from related party				20,000
Payment on short term loan to related party				(27,990)
Net cash provided by financing activities	871,114	201,024	411,767	4,142,510
Net decrease in cash	(89,125)	(124,535)	(29,467)	119,132
Cash, beginning of period	95,068	124,535	124,535	5,403
Cash, end of period	5,943		95,068	124,535
Supplemental disclosure of non-cash financing and investing activities:
Cashless warrant exercise	11,638,566	212,230	3,537	56,744
Fractional shares adjusted for reverse split	4
FN Anti-Dilution Issuance of Common Stock	14,517
Conversion of Series B Preferred Stock	76,525
Management Redemption	400	5,409,571
Conversion of convertible notes to common stock			(4,208,546)
Settlement of notes and warrants	90,168,290
Preferred converted to Common Stock	(383)
Preferred issued for conversion of notes	1,160
Debt settlement from sale of fix assets		22,200	22,200
Reclassification between convertible note and derivative liabilities		92,601	92,601
Conversion of Series C Convertible Preferred to common stock				2,200
Issuance of common stock for fixed assets purchases				48,626
Conversion of accounts payable to common stock				246,924
Issuance of common stock for investment				$ 154,433